Leases - Summary of Maturity of Lease Liabilities (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	SFr 2,610	SFr 2,676
Within one year [member]
Disclosure Of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	524	444
1-5 years [member]
Disclosure Of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	1,824	1,455
More than five years [member]
Disclosure Of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	SFr 262	SFr 777